UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

 Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
  (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.
Schedule of Investments September 30, 2018 (Unaudited)

TorrayResolute Small/Mid Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 96.5%
Consumer Discretionary - 11.1%
Dunkin' Brands Group	5,147	$379,437
LKQ *	11,299	357,839
Pool	2,427	405,018
		1,142,294
Consumer Staples - 2.8%
Church & Dwight	4,786	284,145

Energy - 2.9%
Core Laboratories	2,578	298,610

Financials - 12.4%
Affiliated Managers Group	1,700	232,424
Enstar Group *	1,339	279,182
PRA Group *	8,493	305,748
Webster Financial	7,664	451,869
		1,269,223
Health Care - 24.7%
AMN Healthcare Services *	5,709	312,282
BioMarin Pharmaceutical *	4,398	426,474
Cooper Companies	1,744	483,350
Genmab A/S - ADR *	19,460	306,495
Halozyme Therapeutics *	15,394	279,709
Mettler-Toledo International *	446	271,605
Omnicell *	6,297	452,754
		2,532,669
Industrials - 18.8%
Copart *	7,128	367,306
Dycom Industries *	4,398	372,071
Healthcare Services Group	7,583	308,021
Hexcel	7,632	511,725
ICF International	4,853	366,159
		1,925,282

Information Technology - 21.0%
ANSYS *	1,972	368,133
Aspen Technology *	3,868	440,604
IPG Photonics *	1,820	284,047
Jack Henry & Associates	2,654	424,852
MKS Instruments	2,548	204,222
Qualys *	4,778	425,720
		2,147,578
Real Estate - 2.8%
SBA Communications - REIT *	1,820	292,347
TOTAL COMMON STOCKS
(Cost $8,468,541)		9,892,148

SHORT-TERM INVESTMENT - 4.2%
First American Government Obligations Fund, Class X, 1.98% ^
(Cost $424,340)	424,340	424,340

Total Investments - 100.7%
(Cost $8,892,881)		10,316,488
Other Assets and Liabilities, Net - (0.7)%		(68,299)
Total Net Assets - 100.0%		$10,248,189

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of September 30, 2018.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$9,892,148	$-	$-	$9,892,148
Short-Term Investment	424,340	-	-	424,340
Total Investments in Securities	$10,316,488	$-	$-	$10,316,488

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, President

Date  November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, President

Date  November 27, 2018

By (Signature and Title)* /s/ Ryan L. Roell
                                              Ryan L. Roell, Treasurer

Date  November 27, 2018

* Print the name and title of each signing officer under his or her signature.